Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 33,929,808
Assets at end of period	34,336,099	€ 33,929,808
Liabilities at beginning of period	19,103,273
Liabilities at end of period	19,203,772	19,103,273
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	32,002	42,793
Increase	814	4,833
Gain / loss recognised in profit or loss	916	(14,340)
Foreign currency translation and other changes	716	(1,284)
Assets at end of period	34,448	32,002
Receivables from licensing agreements | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Reclassifications	90,457
Gain / loss recognised in profit or loss	9,726
Foreign currency translation and other changes	2,042
Assets at end of period	102,225
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	35,751	37,846
Increase	24	5,232
Decrease	(18,558)	(3,603)
Gain / loss recognized in profit or loss	(754)	(3,366)
Foreign currency translation and other changes	242	(358)
Liabilities at end of period	16,705	35,751
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	1,372,008	1,468,517
Increase	195	31,050
Decrease	(1,711)	(42,490)
Gain / loss recognized in equity	(32,967)	(28,034)
Foreign currency translation and other changes	29,718	(57,035)
Liabilities at end of period	€ 1,367,243	€ 1,372,008
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase (decrease) in fair value due to increase in input	€ 99,149
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%